Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	R$ 22,993,091	R$ 28,627,035	R$ 450,853
Hedged item, liabilities	22,975,081	20,518,415	20,548,013
Gains (losses) on hedges of net investments in foreign operations, net of tax	(482,011)	1,857,291	(779,080)
Notional amount	46,671,688	96,419,266	20,967,990
Other comprehensive income, net of tax, hedges of net investments in foreign operations	70,908	(136,598)	34,603
Gain (losses) in the amounts used to calculate hedge ineffectiveness	519,944	(1,874,054)	799,112
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	37,933	(16,763)	20,032
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	684,297	675,168	450,853
Hedged item, liabilities	0	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	(70,908)	136,598	(34,603)
Notional amount	677,325	708,102	446,442
Gain (losses) in the amounts used to calculate hedge ineffectiveness	77,912	(138,777)	41,235
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	7,004	(2,179)	6,632
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	22,308,794	27,951,867	0
Hedged item, liabilities	22,789,158	20,284,105	20,133,698
Gains (losses) on hedges of net investments in foreign operations, net of tax	(348,863)	1,514,992	(684,960)
Notional amount	45,767,762	48,670,528	20,082,783
Gain (losses) in the amounts used to calculate hedge ineffectiveness	392,833	(1,536,891)	686,971
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	43,970	(21,899)	2,011
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	185,923	234,310	414,315
Gains (losses) on hedges of net investments in foreign operations, net of tax	(62,240)	205,701	(59,517)
Notional amount	226,601	206,068	438,765
Gain (losses) in the amounts used to calculate hedge ineffectiveness	49,199	(198,386)	70,906
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(13,041)	7,315	11,389
Currency risk [member] | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	43,441	133,470	237,472
Gains (losses) on hedges of net investments in foreign operations, net of tax	7,544	(54,096)	9,881
Notional amount	43,496	134,802	223,565
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(7,609)	52,953	(15,064)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(65)	(1,143)	(5,183)
Interest rate risk [member] | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	22,308,794	27,951,867	0
Hedged item, liabilities	22,745,717	20,150,635	19,896,226
Gains (losses) on hedges of net investments in foreign operations, net of tax	(356,407)	1,569,088	(694,841)
Notional amount	45,724,266	48,535,726	19,859,218
Gain (losses) in the amounts used to calculate hedge ineffectiveness	400,442	(1,589,844)	702,035
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ 44,035	R$ (20,756)	R$ 7,194